The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—2.7%
Communication Services—0.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 126	$ 120
Health Care—0.6%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	191	213
Information Technology—1.7%
Splunk, Inc. 1.125%, 6/15/27	594	592
Total Convertible Bonds and Notes (Identified Cost $901)		925

Corporate Bonds and Notes—10.0%
Communication Services—0.4%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	96	94
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	65	59
		153

Consumer Discretionary—1.2%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	163	161
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	238	235
		396

Energy—5.1%
California Resources Corp. 144A 7.125%, 2/1/26(2)	268	270
Callon Petroleum Co.
6.375%, 7/1/26	118	119
144A 8.000%, 8/1/28(2)	120	125
144A 7.500%, 6/15/30(2)	115	122
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	719	718
CSI Compressco LP 144A 7.500%, 4/1/25(2)	108	108
PDC Energy, Inc. 5.750%, 5/15/26	306	305
		1,767

Financials—2.7%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	25	25
NFP Corp.
144A 4.875%, 8/15/28(2)	264	265
144A 6.875%, 8/15/28(2)	484	490
144A 8.500%, 10/1/31(2)	63	69
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	51	53
	Par Value	Value

Financials—continued
Verscend Escrow Corp. 144A 9.750%, 8/15/26(2)	$ 21	$ 21
		923

Health Care—0.6%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	121	116
144A 3.500%, 4/1/30(2)	105	100
		216

Total Corporate Bonds and Notes (Identified Cost $3,461)		3,455

Leveraged Loans—1.2%
Health Care—0.3%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.329%, 2/22/28(3)	50	50
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.445%, 8/27/25(3)	59	59
		109

Media / Telecom - Wireless Communications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 9.000%) 12.302%, 5/13/27(3)	69	66
Service—0.7%
NFP Corp. (1 month Term SOFR + 3.364%) 8.695%, 2/16/27(3)	224	224
Total Leveraged Loans (Identified Cost $402)		399

	Shares
Preferred Stocks—1.3%
Energy—0.7%
NuStar Energy LP Series A (3 month Term SOFR + 7.028%), 12.357%(3)	1,623	42
NuStar Energy LP Series B (3 month Term SOFR + 5.905%), 11.234%(3)	3,010	76
NuStar Energy LP Series C (3 month LIBOR + 6.880%), 12.471%(3)	804	21
NuStar Logistics LP (3 month Term SOFR + 6.996%), 12.310%(3)	3,552	89
		228

Industrials—0.6%
Textainer Group Holdings Ltd., 7.000%	5,443	136
Textainer Group Holdings Ltd. Series B, 6.250%	2,909	73
		209

Total Preferred Stocks (Identified Cost $436)		437

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Common Stocks—39.4%
Communication Services—0.0%
GCI Liberty, Inc. Escrow Share(4)	1,015	$ —(5)
Consumer Discretionary—3.0%
Capri Holdings Ltd.(4)(6)	18,672	846
MDC Holdings, Inc.	1,172	74
NEOGAMES S.A.(4)	1,504	43
Vizio Holding Corp. Class A(4)	6,232	68
		1,031

Consumer Staples—0.8%
Albertsons Cos., Inc. Class A(6)	13,579	291
Energy—10.8%
Enerplus Corp.	4,861	96
Equitrans Midstream Corp.	29,854	373
Euronav N.V.	6,840	122
Hess Corp.(6)	17,318	2,643
Pioneer Natural Resources Co.	958	251
Southwestern Energy Co.(4)	30,968	235
		3,720

Financials—2.1%
Acropolis Infrastructure(4)(7)	3,967	—
American Equity Investment Life Holding Co.(4)	6,658	374
Discover Financial Services	1,182	155
National Western Life Group, Inc. Class A	364	179
		708

Health Care—9.4%
ABIOMED, Inc.(4)(7)	814	2
Amedisys, Inc.(4)	10,475	965
Axonics, Inc.(4)	10,763	742
Catalent, Inc.(4)	9,183	519
Cerevel Therapeutics Holdings, Inc.(4)	10,109	427
Inhibrx, Inc.(4)	2,449	86
Olink Holding AB ADR(4)	20,961	493
		3,234

Industrials—2.7%
McGrath RentCorp.	5,178	639
SP Plus Corp.(4)	5,634	294
		933

Information Technology—2.6%
ANSYS, Inc.(4)	166	58
Juniper Networks, Inc.	22,373	829
		887

Materials—7.9%
Haynes International, Inc.	1,189	72
Teck Resources Ltd. Class B	2,800	128
United States Steel Corp.	28,229	1,151
Westrock Co.(6)	27,906	1,380
		2,731

	Shares	Value

Real Estate—0.1%
Tricon Residential, Inc.	2,996	$ 34
Total Common Stocks (Identified Cost $13,234)		13,569

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 12/31/33(4)(7)	1,848	1
Health Care—0.0%
Akouos, Inc., 12/31/49(4)	4,144	4
Bristol-Myers Squibb Co., 12/31/35(4)(7)	6,945	10
		14

Total Rights (Identified Cost $—)		15

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(4)(7)	2,642	—
BuzzFeed, Inc., 12/01/26(4)	1,643	—(5)
		—(5)

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 07/31/29(4)	870	—(5)
CEC Brands LLC, 12/31/25(4)(7)	2,163	7
ECARX Holdings, Inc., 12/21/27(4)	1,150	—(5)
Grove Collaborative Holdings, 06/16/27(4)	1,063	—(5)
Zapp Electric Vehicles Group Ltd., 03/03/28(4)	2,322	—(5)
		7

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(4)	1,756	—(5)
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(4)	900	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(4)	9,342	2
Alchemy Investments Acquisition Corp. 1, 06/26/28(4)	2,148	1
AltEnergy Acquisition Corp., 11/10/28(4)	800	—(5)
Ares Acquisition Corp. II, 06/12/28(4)	3,918	1
Arrowroot Acquisition Corp., 03/02/26(4)	6,162	1
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(4)	740	—(5)
Cartesian Growth Corp II, 07/12/28(4)	873	—(5)
CERo Therapeutics Holdings, Inc., 09/01/26(4)	859	—(5)
Corner Growth Acquisition Corp., 12/31/27(4)	895	—(5)
EVe Mobility Acquisition Corp., 12/31/28(4)	934	—(5)
FTAC Emerald Acquisition Corp., 08/22/28(4)	2,643	—(5)
GCM Grosvenor, Inc. Class A, 11/17/25(4)	1,355	1
Goal Acquisitions Corp., 02/11/26(4)	8,032	—(5)
Haymaker Acquisition Corp. 4, 09/12/28(4)	1,464	—(5)
Inflection Point Acquisition Corp. II, 07/17/28(4)	1,719	—(5)
Israel Acquisitions Corp., 02/28/28(4)	2,345	—(5)
Keen Vision Acquisition Corp., 09/15/28(4)	6,597	1
Moneylion, Inc., 06/01/27(4)	11,485	1
Nabors Energy Transition Corp. II, 09/05/28(4)	2,269	—(5)
Newbury Street Acquisition Corp., 12/31/27(4)	419	—(5)

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Pyrophyte Acquisition Corp., 05/03/28(4)	1,066	$ —(5)
RMG Acquisition Corp. III, 12/31/27(4)	1,196	—(5)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(4)	3,205	2
SilverBox Corp. III, 04/28/28(4)	375	—(5)
Slam Corp. Class A, 12/31/27(4)	709	—(5)
Spark I Acquisition Corp., 11/27/28(4)	2,390	1
Spring Valley Acquisition Corp. II, 02/25/26(4)	1,933	—(5)
Target Global Acquisition I Corp., 12/31/27(4)	1,600	—(5)
XBP Europe Holdings, Inc., 12/31/27(4)	757	—(5)
Zeo Energy Corp., 10/20/26(4)	936	—(5)
		11

Health Care—0.0%
Pear Therapeutics, Inc., 02/04/26(4)	100	—
Psyence Biomedical Ltd., 01/25/29(4)	1,097	—(5)
Quantum-Si, Inc., 09/30/27(4)	7,060	2
Tevogen Bio Holdings, Inc., 11/04/26(4)	1,068	—(5)
		2

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(4)	4,149	1
Bridger Aerospace Group Holdings, Inc., 12/31/27(4)	750	—(5)
Freightos Ltd., 01/23/28(4)	739	—(5)
Getaround, Inc., 03/09/26(4)	179	—(5)
Volato Group, Inc., 12/03/28(4)	2,120	—(5)
		1

Information Technology—0.0%
LeddarTech Holdings, Inc., 09/21/28(4)	2,213	—(5)
Movella Holdings, Inc., 12/31/27(4)	1,062	—(5)
Near Intelligence, Inc., 07/08/27(4)	1,500	—(5)
		—(5)

Total Warrants (Identified Cost $155)		21

	Shares/Units
Special Purpose Acquisition Companies—16.6%
Agriculture & Natural Solutions Acquisition Corp.(4)	18,685	190
Ai Transportation Acquisition Corp.(4)	2,069	21
AIB Acquisition Corp. Class A(4)	1,150	13
Aimei Health Technology Co., Ltd.(4)	3,362	1
Aimei Health Technology Co., Ltd.(4)	3,362	34
Aimfinity Investment Corp. I(4)	1,345	15
Alchemy Investments Acquisition Corp. 1(4)	4,297	45
Alpha Star Acquisition Corp.(4)	3,099	35
AltC Acquisition Corp. Class A(4)	270	3
AP Acquisition Corp. Class A(4)	8,962	101
Ares Acquisition Corp. II(4)	18,945	200
Battery Future Acquisition Corp. Class A(4)	3,113	34
Bayview Acquisition Corp.(4)	2,923	30
Bite Acquisition Corp.(4)	2,303	25
Black Hawk Acquisition Corp.(4)	609	6
Blue Ocean Acquisition Corp. Class A(4)	5,047	56
Blue World Acquisition Corp.(4)	1,628	18
Bowen Acquisition Corp.(4)	2,339	25
Bukit Jalil Global Acquisition 1 Ltd.(4)	1,480	—(5)
Bukit Jalil Global Acquisition 1 Ltd.(4)	9,208	97
BurTech Acquisition Corp. Class A(4)	1,165	13
	Shares/Units	Value
byNordic Acquisition Corp.(4)	1,750	$ 19
Cartesian Growth Corp. II Class A(4)	6,808	76
Cartica Acquisition Corp. Class A(4)	2,587	28
CF Acquisition Corp. VII Class A(4)	8,721	95
Churchill Capital Corp. VII Class A(4)	60,712	650
ClimateRock Class A(4)	1,747	20
Colombier Acquisition Corp. II(4)	1,873	19
Compass Digital Acquisition Corp.(4)	2,165	23
Concord Acquisition Corp. II Class A(4)	14,692	154
CSLM Acquisition Corp.(4)	5,689	63
Direct Selling Acquisition Corp. Class A(4)	2,172	24
Distoken Acquisition Corp.(4)	2,254	24
Dt Cloud Acquisition Corp.(4)	4,567	46
ESH Acquisition Corp.(4)	3,862	—(5)
ESH Acquisition Corp. Class A(4)	3,862	40
EVe Mobility Acquisition Corp. Class A(4)	7,463	82
Everest Consolidator Acquisition Corp.(4)	6,589	74
Evergreen Corp. Class A(4)	2,472	28
Feutune Light Acquisition Corp. Class A(4)	980	11
Fintech Ecosystem Development Corp. Class A(4)	2,024	22
FTAC Emerald Acquisition Corp. Class A(4)	2,723	29
Global Lights Acquisition Corp.(4)	1,783	18
Global Lights Acquisition Corp.(4)	1,871	19
Global Star Acquisition, Inc. Class A(4)	2,491	27
Golden Star Acquisition Corp.(4)	3,752	39
Golden Star Acquisition Corp.(4)	2,398	1
Haymaker Acquisition Corp. 4(4)	2,928	30
Hennessy Capital Investment Corp. VI Class A(4)	818	9
Horizon Space Acquisition I Corp.(4)	10,778	117
Hudson Acquisition I Corp.(4)	1,453	15
IB Acquisition Corp.(4)	154	2
InFinT Acquisition Corp. Class A(4)	5,449	62
Inflection Point Acquisition Corp. II Class A(4)	7,731	81
Integrated Rail & Resources Acquisition Corp. Class A(4)	2,064	23
Investcorp Europe Acquisition Corp. I Class A(4)	9,078	102
Investcorp India Acquisition Corp. Class A(4)	17,431	195
Iron Horse Acquisitions Corp.(4)	2,326	24
Keen Vision Acquisition Corp.(4)	8,495	89
Legato Merger Corp. III(4)	4,424	45
Metal Sky Star Acquisition Corp.(4)	886	10
Moringa Acquisition Corp. Class A(4)	642	7
Nabors Energy Transition Corp. II Class A(4)	4,538	47
Newbury Street Acquisition Corp.(4)	6,262	68
Northern Revival Acquisition Corp. Class A(4)	2,303	25
Oak Woods Acquisition Corp. Class A(4)	2,813	30
OCA Acquisition Corp. Class A(4)	7,103	77
Patria Latin American Opportunity Acquisition Corp.(4)	16,596	187
Pegasus Digital Mobility Acquisition Corp. Class A(4)	1,486	17
Perception Capital Corp. III Class A(4)	1,209	13
Plum Acquisition Corp. I Class A(4)	8,198	91
Plutonian Acquisition Corp.(4)	2,377	25
PowerUp Acquisition Corp. Class A(4)	353	4
Project Energy Reimagined Acquisition Corp.(4)	6,859	72
Pyrophyte Acquisition Corp. Class A(4)	6,981	78
Quetta Acquisition Corp.(4)	5,064	52
Quetta Acquisition Corp.(4)	412	—(5)
RCF Acquisition Corp. Class A(4)	4,283	48
Rigel Resource Acquisition Corp. Class A(4)	21,296	238
Roth CH Acquisition Co.(4)	5,607	61
Screaming Eagle Acquisition Corp. Class A(4)	24,108	258
SDCL EDGE Acquisition Corp. Class A(4)	23,918	262
SilverBox Corp. III Class A(4)	1,127	12
Slam Corp. Class A(4)	4,029	45

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares/Units	Value
Spark I Acquisition Corp.(4)	4,780	$ 49
Spring Valley Acquisition Corp. II(4)	3,867	—(5)
StoneBridge Acquisition Corp.(4)	419	5
TenX Keane Acquisition Class A(4)	2,845	31
TLGY Acquisition Corp. Class A(4)	12,534	142
TMT Acquisition Corp.(4)	2,969	1
TMT Acquisition Corp. Class A(4)	3,930	42
TortoiseEcofin Acquisition Corp. III Class A(4)	15,498	167
Valuence Merger Corp. I Class A(4)	9,978	113
Viveon Health Acquisition Corp.(4)	2,821	33
Zalatoris Acquisition Corp.(4)	3,001	33
Total Special Purpose Acquisition Companies (Identified Cost $5,487)		5,730

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $33)		11

Escrow Notes—2.4%
Financials—2.4%
Altaba, Inc. Escrow(4)	348,047	835
Pershing Square Escrow(4)(7)	7,392	—
		835

Industrials—0.0%
AMR Corp. Escrow(4)	7,668	—(5)
Total Escrow Notes (Identified Cost $490)		835

Total Long-Term Investments—73.7% (Identified Cost $24,599)		25,397

Short-Term Investments—24.5%
Money Market Mutual Funds—24.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.164%)(8)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.204%)(8)	2,450,000	2,450
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 5.166%)(8)	1,071,575	1,072
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 5.177%)(8)	2,450,000	2,450
Total Short-Term Investments (Identified Cost $8,422)		8,422

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—98.2% (Identified Cost $33,021)		33,819

Securities Sold Short—(11.8)%

	Shares	Value
Common Stocks—(11.8)%
Energy—(10.3)%
Chesapeake Energy Corp.	(2,689)	$ (239)
Chevron Corp.	(16,901)	(2,666)
Chord Energy Corp.	(493)	(88)
EQT Corp.	(10,461)	(388)
Exxon Mobil Corp.	(1,357)	(157)
		(3,538)

Financials—(0.6)%
Brookfield Asset Management Ltd. Class A	(466)	(20)
Capital One Financial Corp.	(1,203)	(179)
		(199)

Industrials—(0.8)%
WillScot Mobile Mini Holdings Corp.(4)	(5,836)	(271)
Information Technology—(0.1)%
Synopsys, Inc.(4)	(57)	(33)
Materials—(0.0)%
Smurfit Kappa Group plc ADR	(68)	(3)
Total Securities Sold Short (Identified Proceeds $(3,802))		(4,044)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $43)		(44)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—86.3% (Identified Cost $29,176)		$29,731
Other assets and liabilities, net—13.7%		4,704
NET ASSETS—100.0%		$34,435

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $3,244 or 9.4% of net assets.

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Non-income producing.
(5)	Amount is less than $500 (not in thousands).
(6)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $4,190.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	79%
Cayman Islands	14
Virgin Islands (British)	3
Sweden	2
Canada	1
Bermuda	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2024.

Open purchased options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Catalent, Inc.	6	$29	$47.50	06/21/24	$—(3)
Cerevel Therapeutics Holdings, Inc.	55	192	35.00	12/20/24	6
SPDR S&P 500® ETF Trust	45	2,272	505.00	04/19/24	5
SPDR S&P Retail® ETF	12	84	70.00	04/19/24	—(3)
Teck Resources Ltd.	25	88	35.00	04/19/24	—(3)
Total Purchased Options					$11
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Albertsons Cos., Inc.	(10)	$(25)	$25.00	04/19/24	$—
Catalent, Inc.	(6)	(36)	60.00	06/21/24	(1)
Cerevel Therapeutics Holdings, Inc.	(50)	(225)	45.00	12/20/24	(1)
Juniper Networks, Inc.	(122)	(488)	40.00	04/19/24	—
MDC Holdings, Inc.	(14)	(91)	65.00	06/21/24	(—) (3)
SPDR S&P 500® ETF Trust	(25)	(1,302)	521.00	04/19/24	(19)
Splunk, Inc.	(13)	(201)	155.00	04/19/24	(3)
Teck Resources Ltd.	(19)	(76)	40.00	04/19/24	(13)
Teck Resources Ltd.	(9)	(38)	42.00	04/19/24	(4)
United States Steel Corp.	(7)	(32)	45.00	04/19/24	(—) (3)
United States Steel Corp.	(14)	(64)	46.00	04/19/24	(—) (3)
United States Steel Corp.	(48)	(226)	47.00	04/19/24	(1)
United States Steel Corp.	(11)	(54)	49.00	04/19/24	(—) (3)
Vizio Holding Corp.	(12)	(13)	11.00	04/19/24	(—) (3)
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Open written options contracts as of March 31, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Vizio Holding Corp.	(50)	$(55)	$11.00	05/17/24	$(1)
					(43)
Put Options(2)
SPDR S&P Retail® ETF	(12)	(77)	64.00	04/19/24	—
SPDR S&P Retail® ETF	(31)	(1,519)	490.00	04/19/24	(1)
					(1)
Total Written Options					$(44)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	136	USD	89	GS	04/23/24	$—	$— (1)
EUR	69	USD	76	GS	07/16/24	—	(1)
USD	169	AUD	258	GS	04/23/24	1	—
USD	730	JPY	109,311	GS	05/28/24	—(1)	—
USD	75	EUR	70	GS	07/16/24	—	— (1)
USD	276	JPY	40,676	GS	07/17/24	3	—
USD	383	AUD	584	GS	10/29/24	1	—
USD	8	SEK	78	GS	12/17/24	—(1)	—
Total						$5	$(1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Altium Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/01/25	$362	$— (3)	$—	$— (3)
Bristol-Myers Squibb Co.(4),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	—(3)	7	7	—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/10/25	9	2	2	—
DS Smith plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	50	6	6	—
Euronav N.V.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	11/14/24	24	— (3)	— (3)	—
Euronav N.V.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	12/16/24	126	— (3)	— (3)	—
JSR Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	08/01/24	724	(6)	—	(6)
Kindred Group plc	Pay	6.070% (0.750% + OBFR)	1 Month	GS	04/29/25	7	— (3)	—	— (3)
Origin Energy Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/04/25	113	10	10	—
Pioneer Natural Resources Co.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	12/26/24	2,717	297	297	—
Redrow plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	143	3	3	—
Shinko Electric Industries Co. Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	257	— (3)	—	— (3)
							319	325	(6)
Short Total Return Swap Contracts
Barratt Developments plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/12/25	(149)	(2)	—	(2)
Chevron Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	12/18/24	(124)	(11)	—	(11)
Exxon Mobil Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	11/21/24	(3,057)	(144)	—	(144)
Mondi plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	04/29/25	(53)	— (3)	—	— (3)
Smurfit Kappa Group plc	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	10/17/24	(1,005)	(264)	—	(264)
							(421)	—	(421)
Total							$(102)	$325	$(427)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$925	$—	$925	$—
Corporate Bonds and Notes	3,455	—	3,455	—
Leveraged Loans	399	—	399	—
Equity Securities:
Preferred Stocks	437	437	—	—
Common Stocks	13,569	13,445	122	2(1)
Rights	15	—	4	11
Warrants	21	14	—	7(1)
Special Purpose Acquisition Companies	5,730	5,495	235	—
Escrow Notes	835	—	835	—(1)
Money Market Mutual Funds	8,422	8,422	—	—
Other Financial Instruments:
Purchased Options	11	11	—	—
Forward Foreign Currency Exchange Contracts*	5	—	5	—
Over-the-Counter Total Return Swaps*	325	—	318	7
Total Assets	34,149	27,824	6,298	27
Liabilities:
Securities Sold Short:
Common Stocks	(4,044)	(4,044)	—	—
Other Financial Instruments:
Written Options	(44)	(28)	(16)	—
Forward Foreign Currency Exchange Contracts*	(1)	—	(1)	—
Over-the-Counter Total Return Swaps*	(427)	—	(427)	—
Total Liabilities	(4,516)	(4,072)	(444)	—
Total Investments, Net of Securities Sold Short and Written Options	$29,633	$23,752	$5,854	$27

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

The Merger Fund® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.